Issued Capital	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Issued Capital
22.	Issued Capital

(in thousands)	Note	December 31 2022	December 31 2021

Issued capital

Share capital issued and outstanding: 452,318,526 common shares (December 31, 2021: 450,863,952 common shares)	22.1	$ 3,752,662	$3,698,998

22.1.	Shares Issued
The Company is authorized to issue an unlimited number of common shares having no par value and an unlimited number of preference shares issuable in series. As at December 31, 2022, the Company had no preference shares outstanding.
A continuity schedule of the Company’s issued and outstanding common shares from January 1, 2021 to December 31, 2022 is presented below:

	Number of Shares	Weighted Average Price

At January 1, 2021	449,458,394

Share purchase options exercised 1	398,880	Cdn$24.96

Restricted share units released 1	116,880	Cdn$0.00

Dividend reinvestment plan 2	889,798	US$43.33

At December 31, 2021	450,863,952

Share purchase options exercised 1	493,129	Cdn$28.76

Restricted share units released 1	87,838	Cdn$0.00

Dividend reinvestment plan 2	873,607	US$38.75

At December 31, 2022	452,318,526

1)	The weighted average price of share purchase options exercised and restricted share units released represents the respective exercise price.
2)
The Company has implemented a dividend reinvestment plan (“DRIP”) whereby shareholders can elect to have dividends reinvested directly into additional Wheaton common shares. The weighted average price for common shares issued under the DRIP represents the volume weighted average price of the common shares on the five trading days preceding the dividend payment date, less a discount of 1%.

At the Market Equity Program
The Company has established an
at-the-market
equity program (the “ATM Program”) that allows the Company to issue up to $300 million worth of common shares from treasury (“Common Shares”) to the public from time to time at the Company’s discretion and subject to regulatory requirements. The ATM Program will be effective until the date that all Common Shares available for issue under the ATM Program have been issued or the ATM Program is terminated prior to such date by the Company or the agents.
Wheaton intends that the net proceeds from the ATM Program, if any, will be available as one potential source of funding for stream acquisitions and/or other general corporate purposes including the repayment of indebtedness. As at December 31, 2022, the Company has not issued any shares under the ATM program.

22.2.	Dividends Declared

	Years Ended December 31
(in thousands, except per share amounts)	2022		2021

Dividends declared per share	$0.60		$0.57

Average number of shares eligible for dividend	451,577		450,188

Total dividends paid	$270,946		$256,607

Paid as follows:

Cash	$237,097	88%	$218,052	85%

DRIP 1	33,849	12%	38,555	15%

Total dividends paid	$270,946	100%	$256,607	100%

Shares issued under the DRIP	874		890

1)	The Company has implemented a DRIP whereby shareholders can elect to have dividends reinvested directly into additional Wheaton common shares.
2)	As at December 31, 2022, cumulative dividends of $1,795 million have been declared and paid by the Company.